CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenues from third parties	$ 6,685,387	$ 9,154,072
Total revenues	6,685,387	9,154,072
Cost of revenues	(2,892,516)	(6,216,933)
Gross profit	3,792,871	2,937,139
Operating expenses
Selling and marketing expenses	(1,784,837)	(2,368,737)
General and administrative expenses	(1,563,423)	(1,438,046)
Research and development expenses	(930,904)	(1,251,593)
Total operating expenses	(4,279,164)	(5,058,376)
Loss from operations	(486,293)	(2,121,237)
Finance cost, net	(153,869)	(203,779)
Government subsidy	11,811	264,250
Other income (expense), net	108,644	(43,308)
Loss before income taxes	(519,707)	(2,104,074)
Income tax expenses	(16)
Net loss	(519,723)	(2,104,074)
Net loss attributable to non-controlling interests	(123,161)	(97,948)
Net loss attributable to common shareholders	(396,562)	(2,006,126)
Unrealized foreign currency translation loss	(15,567)	(20,450)
Comprehensive loss	(535,290)	(2,124,524)
Less: comprehensive loss attributable to non-controlling interests	(133,227)	(74,959)
Comprehensive loss attributable to common shareholders	$ (402,063)	$ (2,049,565)
Weighted average number of ordinary share outstanding
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES - Basic	30,000,004	30,000,004
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES - Diluted	30,000,004	30,000,004
EARNINGS PER SHARE - Basic	$ (0.01)	$ (0.07)
EARNINGS PER SHARE - Diluted	$ (0.01)	$ (0.07)